Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	COUNTRY MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001157756
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
COUNTRY VP Growth Fund (Prospectus Summary) | COUNTRY VP Growth Fund | COUNTRY VP Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVPGX
COUNTRY VP Bond Fund (Prospectus Summary) | COUNTRY VP Bond Fund | COUNTRY VP Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVPLX

COUNTRY VP Growth Fund (Prospectus Summary) | COUNTRY VP Growth Fund
VP Growth Fund
INVESTMENT OBJECTIVE.
The VP Growth Fund (the "Fund") seeks growth of capital and dividend income, if any, will be incidental to this objective.

FEES AND EXPENSES OF THE FUND.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (a "Contract"), which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		COUNTRY VP Growth Fund
Management Fees		0.75%
Other Expenses		0.65%
Total Annual Fund Operating Expenses		1.40%
Fee Waiver/Expense Reimbursement	[1]	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense reimbursement	[1]	0.90%
[1]	The Adviser and Custodian have agreed to waive fees and reimburse other Fund expenses until May 31, 2012 so that all custody fees are waived for the Fund and so that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.90% for the Fund. The fee waiver and expense reimbursement may be terminated at any time after May 31, 2012 at the discretion of the Adviser.

EXAMPLE.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Please note that the Example does not reflect any insurance or Contract-related fees and expenses, and if those fees and expenses were reflected the Example would show higher costs.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
COUNTRY VP Growth Fund	92	394	718	1,636

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have  $5 billion of market value or more) that are determined to have above average long-term growth potential.  In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may also invest in fixed-income securities of any maturity such as convertible bonds and convertible preferred stocks when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

PRINCIPAL RISKS.
There is a risk that you could lose all or a portion of your money on your investment in the Fund. These risks may increase during times of significant market volatility. The following risks could affect the value of your investment:

·  stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable;

·  the success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the securities they buy;

·  the value of any fixed-income security held by the Fund is likely to decline when interest rates rise;

·  credit risk or the risk that issuers' credit ratings may be lowered or may not make interest and principal payments on time or in full;

·  foreign securities carry additional risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

SUITABILITY.
The Fund may be a suitable investment for you if you:

·  can accept the risks of investing in a portfolio of common stocks;

·  desire a fund that uses a growth-oriented strategy;

·  can tolerate performance which varies from year to year.

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.

BAR CHART AND PERFORMANCE TABLE
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year.  The bar chart includes the effects of the Fund's expenses.  The performance table shows how the Fund's average annual return compares with that of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Both the bar chart and table assume reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Also, the performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies. If these fees and charges had been reflected, the performance shown would have been lower. Updated performance information may be obtained by calling 866-COUNTRY, option 3.

Annual Total Returns As of December 31

During the period reflected in the bar chart, the highest return for a quarter was 14.82% for the quarter ended September 30, 2009 and the lowest return for a quarter was -19.22% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
COUNTRY VP Growth Fund	VP Growth Fund	14.88%	3.04%	4.82%	Nov 17, 2003
COUNTRY VP Growth Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees expenses or taxes)	15.06%	2.29%	4.74%	Nov 17, 2003
COUNTRY VP Growth Fund Lipper Large Cap Core Funds Average	Lipper Large Cap Core Funds Average (reflects no deduction for taxes)	12.46%	0.81%	2.41%	Nov 17, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
COUNTRY VP Growth Fund (Prospectus Summary) | COUNTRY VP Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	VP Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The VP Growth Fund (the "Fund") seeks growth of capital and dividend income, if any, will be incidental to this objective.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (a "Contract"), which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.82%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Please note that the Example does not reflect any insurance or Contract-related fees and expenses, and if those fees and expenses were reflected the Example would show higher costs.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have  $5 billion of market value or more) that are determined to have above average long-term growth potential.  In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may also invest in fixed-income securities of any maturity such as convertible bonds and convertible preferred stocks when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund. These risks may increase during times of significant market volatility. The following risks could affect the value of your investment:

·  stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable;

·  the success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the securities they buy;

·  the value of any fixed-income security held by the Fund is likely to decline when interest rates rise;

·  credit risk or the risk that issuers' credit ratings may be lowered or may not make interest and principal payments on time or in full;

·  foreign securities carry additional risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

SUITABILITY.
The Fund may be a suitable investment for you if you:

·  can accept the risks of investing in a portfolio of common stocks;

·  desire a fund that uses a growth-oriented strategy;

·  can tolerate performance which varies from year to year.

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of COUNTRY Trust Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year.  The bar chart includes the effects of the Fund's expenses.  The performance table shows how the Fund's average annual return compares with that of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Both the bar chart and table assume reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Also, the performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies. If these fees and charges had been reflected, the performance shown would have been lower. Updated performance information may be obtained by calling 866-COUNTRY, option 3.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-COUNTRY option 3
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns As of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period reflected in the bar chart, the highest return for a quarter was 14.82% for the quarter ended September 30, 2009 and the lowest return for a quarter was -19.22% for the quarter ended December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
COUNTRY VP Growth Fund (Prospectus Summary) | COUNTRY VP Growth Fund | COUNTRY VP Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.22%)
COUNTRY VP Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
COUNTRY VP Growth Fund | Lipper Large Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large Cap Core Funds Average (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
COUNTRY VP Growth Fund | COUNTRY VP Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,636
Annual Return 2004	rr_AnnualReturn2004	7.60%
Annual Return 2005	rr_AnnualReturn2005	5.33%
Annual Return 2006	rr_AnnualReturn2006	10.83%
Annual Return 2007	rr_AnnualReturn2007	6.88%
Annual Return 2008	rr_AnnualReturn2008	(30.93%)
Annual Return 2009	rr_AnnualReturn2009	23.56%
Annual Return 2010	rr_AnnualReturn2010	14.88%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	VP Growth Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	The Adviser and Custodian have agreed to waive fees and reimburse other Fund expenses until May 31, 2012 so that all custody fees are waived for the Fund and so that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.90% for the Fund. The fee waiver and expense reimbursement may be terminated at any time after May 31, 2012 at the discretion of the Adviser.

COUNTRY VP Bond Fund (Prospectus Summary) | COUNTRY VP Bond Fund
VP Bond Fund
INVESTMENT OBJECTIVE.
The VP Bond Fund (the "Fund") seeks maximum total return consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (a "Contract"), which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		COUNTRY VP Bond Fund
Management Fees		0.50%
Other Expenses	[1]	0.67%
Total Annual Fund Operating Expenses		1.17%
Fee Waiver/Expense Reimbursement	[2]	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense reimbursement	[1][2]	0.71%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table will differ from the Ratio of Expenses to Average Net Assets (after expense waiver and reimbursement) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	The Adviser and Custodian have agreed to waive fees and reimburse other Fund expenses until May 31, 2012 so that all custody fees are waived for the Fund and so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.70% for the Fund. The fee waiver and expense reimbursement do not apply to acquired funds fees and expenses and may be terminated at any time after May 31, 2012 at the discretion of the Adviser.

EXAMPLE.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Please note that the Example does not reflect any insurance or Contract-related fees and expenses, and if those fees and expenses were reflected the Example would show higher costs.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
COUNTRY VP Bond Fund	73	326	599	1,379

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 2.28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a market value weighted average maturity of more than five years. Under normal conditions, the Fund invests at least 80% of assets in the following:

·  debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

·  securities issued by the U.S. Government or its agencies or instrumentalities

·  obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund's net assets will be invested in bonds
(U.S. Government, corporate and convertible issues). The Fund may invest up to
20% of its net assets in corporate bonds which are rated below the top three rating categories. On occasion, up to 20% of the Fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may invest up to 10% of its assets in securities of foreign issuers. The Fund may also invest in zero coupon U.S.
Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The Fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

PRINCIPAL RISKS.
There is a risk that you could lose all or a portion of your money on your investment in the Fund. These risks may increase during times of significant market volatility. The following risks could affect the value of your investment:

·  risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations;

·  call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates;

·  the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall;

·  the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default;

·  in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates;

 · when interest rates rise, mortgage-and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns;

·  foreign securities carry additional risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

SUITABILITY.
The Fund may be a suitable investment for you if you seek:

·  a relatively conservative investment for income;

·  a bond fund that invests in both corporate and U.S. Government securities;

·  a fund to complement a portfolio of more aggressive investments.

The Fund may not be a suitable investment for you if you are seeking high growth or maximum income.

BAR CHART AND PERFORMANCE TABLE
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year.  The bar chart includes the effects of the Fund's expenses.  The performance table shows how the Fund's average annual return compares with that of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.  Both the bar chart and table assume reinvestment of dividends and distributions.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Also, the performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies.  If these fees and charges had been reflected, the performance shown would have been lower.  Updated performance information may be obtained by calling 866-COUNTRY, option 3.

Annual Total Returns As of December 31

During the period reflected in the bar chart, the highest return for a quarter was 3.76% for the quarter ended September 30, 2009 and the lowest return for a quarter was -2.52% for the quarter ended  June 30, 2004.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
COUNTRY VP Bond Fund	VP Bond Fund	5.70%	5.49%	4.63%	Nov 17, 2003
COUNTRY VP Bond Fund Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.08%	Nov 17, 2003
COUNTRY VP Bond Fund Lipper Intermediate Investment Grade Debt Funds Average	Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)	6.56%	4.08%	4.66%	Nov 17, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
COUNTRY VP Bond Fund (Prospectus Summary) | COUNTRY VP Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	VP Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The VP Bond Fund (the "Fund") seeks maximum total return consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (a "Contract"), which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 2.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.28%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table will differ from the Ratio of Expenses to Average Net Assets (after expense waiver and reimbursement) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Please note that the Example does not reflect any insurance or Contract-related fees and expenses, and if those fees and expenses were reflected the Example would show higher costs.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a market value weighted average maturity of more than five years. Under normal conditions, the Fund invests at least 80% of assets in the following:

·  debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

·  securities issued by the U.S. Government or its agencies or instrumentalities

·  obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund's net assets will be invested in bonds
(U.S. Government, corporate and convertible issues). The Fund may invest up to
20% of its net assets in corporate bonds which are rated below the top three rating categories. On occasion, up to 20% of the Fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may invest up to 10% of its assets in securities of foreign issuers. The Fund may also invest in zero coupon U.S.
Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The Fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund. These risks may increase during times of significant market volatility. The following risks could affect the value of your investment:

·  risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations;

·  call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates;

·  the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall;

·  the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default;

·  in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates;

 · when interest rates rise, mortgage-and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns;

·  foreign securities carry additional risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

SUITABILITY.
The Fund may be a suitable investment for you if you seek:

·  a relatively conservative investment for income;

·  a bond fund that invests in both corporate and U.S. Government securities;

·  a fund to complement a portfolio of more aggressive investments.

The Fund may not be a suitable investment for you if you are seeking high growth or maximum income.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of COUNTRY Trust Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year.  The bar chart includes the effects of the Fund's expenses.  The performance table shows how the Fund's average annual return compares with that of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.  Both the bar chart and table assume reinvestment of dividends and distributions.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Also, the performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies.  If these fees and charges had been reflected, the performance shown would have been lower.  Updated performance information may be obtained by calling 866-COUNTRY, option 3.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-COUNTRY option 3
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns As of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period reflected in the bar chart, the highest return for a quarter was 3.76% for the quarter ended September 30, 2009 and the lowest return for a quarter was -2.52% for the quarter ended  June 30, 2004.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
COUNTRY VP Bond Fund (Prospectus Summary) | COUNTRY VP Bond Fund | COUNTRY VP Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.52%)
COUNTRY VP Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
COUNTRY VP Bond Fund | Lipper Intermediate Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003
COUNTRY VP Bond Fund | COUNTRY VP Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense reimbursement	rr_NetExpensesOverAssets	0.71%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,379
Annual Return 2004	rr_AnnualReturn2004	3.46%
Annual Return 2005	rr_AnnualReturn2005	1.82%
Annual Return 2006	rr_AnnualReturn2006	3.34%
Annual Return 2007	rr_AnnualReturn2007	7.23%
Annual Return 2008	rr_AnnualReturn2008	3.35%
Annual Return 2009	rr_AnnualReturn2009	7.89%
Annual Return 2010	rr_AnnualReturn2010	5.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	VP Bond Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2003

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table will differ from the Ratio of Expenses to Average Net Assets (after expense waiver and reimbursement) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	The Adviser and Custodian have agreed to waive fees and reimburse other Fund expenses until May 31, 2012 so that all custody fees are waived for the Fund and so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.70% for the Fund. The fee waiver and expense reimbursement do not apply to acquired funds fees and expenses and may be terminated at any time after May 31, 2012 at the discretion of the Adviser.